THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 22.2%
	E-COMMERCE DISCRETIONARY - 0.2%
820	Amazon.com, Inc.(a)	$ 195,439

	INSURANCE - 5.8%
10	Berkshire Hathaway, Inc., Class A(a)	7,488,500

	INTERNET MEDIA & SERVICES - 0.4%
550	Alphabet, Inc., Class A	196,554
270	Meta Platforms, Inc., Class A	152,088
1,710	Netflix, Inc.(a)	122,094
		470,736
	SEMICONDUCTORS - 15.0%
2,300	Advanced Micro Devices, Inc.(a)	1,336,093
1,730	Analog Devices, Inc.	687,104
1,800	Applied Materials, Inc.	1,301,400
470	ASML Holding N.V. - ADR	935,037
3,230	Broadcom, Inc.	1,220,133
11,610	Intel Corporation(a)	1,621,104
4,000	KLA Corporation	1,206,840
2,900	Lam Research Corporation	1,256,657
2,600	Marvell Technology, Inc.	774,514
1,700	Microchip Technology, Inc.	155,040
2,110	Micron Technology, Inc.	2,435,552
130	Monolithic Power Systems, Inc.	179,707
13,300	NVIDIA Corporation	2,661,197
730	NXP Semiconductors N.V.	205,152
2,970	QUALCOMM, Inc.	548,826
3,870	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,848,196
500	Teradyne, Inc.	241,920
2,820	Texas Instruments, Inc.	840,557
		19,455,029
	SOFTWARE - 0.7%
960	Cadence Design Systems, Inc.(a)	360,307
440	Microsoft Corporation	164,129
1,120	Palantir Technologies, Inc., Class A(a)	130,670

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 22.2% (Continued)
	SOFTWARE - 0.7% (Continued)
690	Synopsys, Inc.(a)	$ 307,788
		962,894
	TECHNOLOGY HARDWARE - 0.1%
670	Apple, Inc.	193,871

	TOTAL COMMON STOCKS (Cost $18,252,791)	28,766,469

	EXCHANGE-TRADED FUNDS — 75.1%
	EQUITY - 72.8%
27,700	Goldman Sachs Equal Weight US Large Cap Equity ETF	2,615,434
72,100	Invesco Dow Jones Industrial Average Dividend ETF	4,568,977
67,900	Invesco PHLX Semiconductor ETF	7,611,590
20,600	Invesco QQQ Trust Series 1 ETF	15,169,840
19,600	iShares Core Dividend ETF	1,207,360
18,999	iShares Core S&P Small-Cap ETF	2,817,742
41,100	iShares Morningstar Value ETF	4,160,964
22,000	iShares MSCI Emerging Markets ex China ETF	2,250,600
8,674	iShares Russell 2000 ETF	2,606,103
27,850	iShares Semiconductor ETF	17,845,166
5,000	iShares U.S. Aerospace & Defense ETF	1,212,100
9,500	iShares U.S. Home Construction ETF	992,560
59,900	State Street Financial Select Sector SPDR ETF	3,211,239
8,500	State Street SPDR Dow Jones Industrial Average ETF	4,440,315
49,300	State Street SPDR Portfolio S&P 500 ETF	4,332,484
6,020	State Street SPDR S&P 500 ETF Trust	4,495,556
10,900	State Street SPDR S&P 1500 Value Tilt ETF	2,596,457
31,900	State Street SPDR S&P Regional Banking ETF	2,387,715
15,600	State Street Technology Select Sector SPDR ETF	2,972,112
6,284	VanEck Semiconductor ETF	4,121,613
18,700	Vanguard FTSE All-World ex-US ETF	1,566,125
3,000	Vanguard Total Stock Market ETF	1,110,120
		94,292,172

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 75.1% (Continued)
	FIXED INCOME - 2.3%
25,200	Vanguard Short-Term Corporate Bond ETF	$ 1,991,556
17,100	Vanguard Short-Term Treasury ETF	995,220
		2,986,776

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,282,647)	97,278,948

	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUNDS — 2.8%
3,651,385	First American Government Obligations Fund, Class X, 3.57% (Cost $3,651,385)(b)	3,651,385

	TOTAL INVESTMENTS - 100.1% (Cost $72,186,823)	$ 129,696,802
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(158,191)
	NET ASSETS - 100.0%	$ 129,538,611

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.